Lease	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Leases [Abstract]
Lease

Note 5 –Leases

Operating Leases

The Company currently has three leases for office space, with two offices located in Melville, NY, and one office in Warwick, RI.

A lease for office space in Melville, NY, was entered into on November 20, 2017, which commenced on April 2, 2018. The term of this lease is five years and three months at $86,268 per year with an escalation of 3% per year with an ending date of July 31, 2023.

The Company entered into a lease agreement for a technology lab in Melville, NY, that commenced on September 1, 2019. The term of this lease is for three years and 11 months and runs co-terminus with our existing lease in the same building. The base annual rent is $10,764 payable in equal monthly installments of $897.

The lease for office space in Warwick, RI, was extended until January 31, 2021. The annual base rent shall be $31,176 payable in equal monthly installments of $2,598.

The Company leases rack space in New York, Massachusetts, Texas and North Carolina.  These leases are month to month and the monthly rent is approximately $25,000.

 Finance Lease Obligations

On June 1, 2020, the Company entered into a lease agreement with Arrow Capital Solutions, Inc. to lease equipment. The lease obligation is payable to Arrow Capital Solutions with monthly installments of $5,008. The lease carries an interest rate of 7% and is a three-year lease. The term of the lease ends June 1, 2023.

On June 29, 2020, the Company entered into a lease agreement with Arrow Capital Solutions, Inc. to lease equipment. The lease obligation is payable to Arrow Capital Solutions with monthly installments of $5,050. The lease carries an interest rate of 7% and is a three-year lease. The term of the lease ends June 29, 2023.

On July 31, 2020, the Company entered into a lease agreement with Arrow Capital Solutions, Inc. to lease equipment under a finance lease. The lease obligation is payable to Arrow Capital Solutions with monthly installments of $4,524. The lease carries an interest rate of 7% and is a three-year lease.

Finance Lease Obligations – Related Party

On April 1, 2018, the Company entered into a lease agreement with Systems Trading Inc. (“Systems Trading”) to refinance all leases into one lease. This lease obligation is payable to Systems Trading with bi-monthly installments of $23,475. The lease carries an interest rate of 5% and is a four -year lease. The term of the lease ends April 16, 2022. Systems Trading is owned and operated by the Company’s President, Hal Schwartz.

On January 1, 2019, the Company entered into a lease agreement with Systems Trading. This lease obligation is payable to Systems Trading with monthly installments of $29,592. The lease carries an interest rate of 6.75% and is a five-year lease. The term of the lease ends December 31, 2023.

On April 1, 2019, the Company entered into two lease agreements with Systems Trading to add new data center equipment. The first lease calls for monthly payments of $1,328 and expires on March 1, 2022. It carries an interest rate of 7%. The second lease calls for monthly payments of $461 and expires on March 1, 2022. It carries an interest rate of 6.7%.

On January 1, 2020, the Company entered into a new lease agreement with Systems Trading Inc. to lease equipment. The lease obligation is payable to Systems Trading with monthly installments of $10,534. The lease carries an interest rate of 6% and is a three-year lease. The term of the lease ends January 1, 2023.

We determine if an arrangement contains a lease at inception. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. Our lease term includes options to extend the lease when it is reasonably certain that we will exercise that option. Leases with a term of 12 months or less are not recorded on the balance sheet, per the election of the practical expedient noted above. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. We recognize lease expense for these leases on a straight-line basis over the lease term. We recognize variable lease payments in the period in which the obligation for those payments is incurred. Variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period incurred. A discount rate of 7% was used in preparation of the ROU asset and operating liabilities.

The components of lease expense were as follows:

Nine Months Ended September 30, 2020
Finance lease:
Amortization of assets, included in depreciation and amortization expense	$608,743
Interest on lease liabilities, included in interest expense	124,300
Operating lease:
Amortization of assets, included in total operating expense	57,709
Interest on lease liabilities, included in total operating expense	16,106
Total net lease cost	$806,858

Supplemental balance sheet information related to leases was as follows

Operating Leases

Operating lease ROU asset	$263,034

Current operating lease liabilities	103,780
Noncurrent operating lease liabilities	168,390
Total operating lease liabilities	$272,170

September 30, 2020
Finance leases:
Property and equipment, at cost	$4,366,665
Accumulated amortization	(3,172,342)
Property and equipment, net	1,194,323

Current obligations of finance leases	$1,139,827
Finance leases, net of current obligations,	1,509,615
Total finance lease liabilities	$2,649,442

Supplemental cash flow and other information related to leases was as follows:

Nine Months Ended September 30, 2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$75,852
Financing cash flows related to finance leases	$829,391

Weighted average remaining lease term (in years):
Operating leases	1.72
Finance leases	2.33

Weighted average discount rate:
Operating leases	7%
Finance leases	6%

Long-term obligations under the operating and finance leases at September 30, 2020 mature as follows:

For the Twelve Months Ended September 30,	Operating Leases	Finance Leases
2021	$103,780	348,440
2022	106,901	1,241,361
2023	90,696	849,426
2024	-	441,725
Total lease payments	301,377	2,880,952
Less: Amounts representing interest	(29,207)	(231,509)
Total lease obligations	272,170	2,649,443
Less: Current	(103,780)	(1,139,828)
	$168,390	1,509,615

As of September 30, 2020, we had no additional significant operating or finance leases that had not yet commenced. Rent expense under all operating leases for the nine months ended September 30, 2020 and 2019 was $127,268 and $191,377, respectively.

Note 5 –Leases

Operating Leases

The Company currently has three leases for office space, with two offices located in Melville, NY, and one office in Warwick, RI.

The first lease for office space in Melville, NY, was assumed as part of the Company’s acquisition of ABC in 2016, and called for monthly payments of $8,382 and expiring August 31, 2019. Upon termination of the lease in August 2019, the Company entered into a new lease for a technology lab in a smaller space commencing on September 1, 2019. The term of this lease is for three years and 11 months and runs co-terminus with our existing lease in the same building. The base annual rent is $10,764 payable in equal monthly installments of $897.

A second lease for office space in Melville, NY, was entered into on November 20, 2017, which commenced on April 2, 2018. The term of this lease is five years and three months at $86,268 per year with an escalation of 3% per year with an ending date of July 31, 2023.

The Company leases rack space in New York, Massachusetts, Texas and North Carolina. These leases are month to month and the monthly rent is approximately $25,000.

Subsequent to December 31, 2019, the Company entered into a new rack space lease agreement in Dallas, TX. The lease term is 13 months and requires monthly payments of $1,905.

The lease for office space in Warwick, RI, calls for monthly payments of $2,324 beginning February 1, 2015 which escalated to $2,460 on February 1, 2017. This lease commenced on February 1, 2015 and expired on January 31, 2019. The Company extended this lease until January 31, 2020. The annual base rent shall be $30,348 payable in equal monthly installments of $2,529.

Finance Lease Obligations – Related Party

On April 1, 2018, the Company entered into a lease agreement with Systems Trading Inc. (“Systems Trading”) to refinance all leases into one lease. This lease obligation is payable to Systems Trading with bi-monthly installments of $23,475. The lease carries an interest rate of 5% and is a four -year lease. The term of the lease ends April 16, 2022. Systems Trading is owned and operated by the Company’s President, Hal Schwartz.

On January 1, 2019, the Company entered into a lease agreement with Systems Trading. This lease obligation is payable to Systems Trading with monthly installments of $29,592. The lease carries an interest rate of 6.75% and is a five-year lease. The term of the lease ends December 31, 2023.

On April 1, 2019, the Company entered into two lease agreements with Systems Trading to add new data center equipment. The first lease calls for monthly payments of $1,328 and expires on March 1, 2022. It carries an interest rate of 7%. The second lease calls for monthly payments of $461 and expires on March 1, 2022. It carries an interest rate of 6.7%.

On January 1, 2020, the Company entered into a new lease agreement with Systems Trading Inc. to lease equipment. The lease obligation is payable to Systems Trading with monthly installments of $10,534. The lease carries an interest rate of 6% and is a three-year lease. The term of the lease ends January 1, 2023.

We determine if an arrangement contains a lease at inception. ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. Our lease term includes options to extend the lease when it is reasonably certain that we will exercise that option. Leases with a term of 12 months or less are not recorded on the balance sheet, per the election of the practical expedient noted above. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term. We recognize lease expense for these leases on a straight-line basis over the lease term. We recognize variable lease payments in the period in which the obligation for those payments is incurred. Variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period incurred. A discount rate of 7% was used in preparation of the ROU asset and operating liabilities.

The components of lease expense were as follows:

Year Ended December 31, 2019
Finance lease:
Amortization of assets, included in depreciation and amortization expense	$674,040
Interest on lease liabilities, included in interest expense	174,322
Operating lease:
Amortization of assets, included in total operating expense	69,428
Interest on lease liabilities, included in total operating expense	24,168
Total net lease cost	$941,958

Supplemental balance sheet information related to leases was as follows

Operating Leases

Operating lease ROU asset	$324,267

Current operating lease liabilities	101,505
Noncurrent operating lease liabilities	231,312
Total operating lease liabilities	$332,817

December 31, 2019
Finance leases:
Property and equipment, at cost	$3,596,400
Accumulated amortization	(1,524,552)
Property and equipment, net	2,071,848

Current obligations of finance leases	$833,148
Finance leases, net of current obligations,	1,713,122
Total finance lease liabilities	$2,546,270

Supplemental cash flow and other information related to leases was as follows:

Year Ended December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows related to operating leases	$8,550
Financing cash flows related to finance leases	$741,940

Weighted average remaining lease term (in years):
Operating leases	8.12
Finance leases	2.71

Weighted average discount rate:
Operating leases	7.00%
Finance leases	6.00%

Long-term obligations under the operating and finance leases at December 31, 2019 mature as follows:

For the Year ending December 31,	Operating Leases	Finance Leases
2020	$101,505	$939,972
2021	104,549	939,972
2022	107,718	571,498
2023	64,284	355,104
2024	—	—
Total lease payments	378,055	2,806,546
Less: Amounts representing interest	(45,239)	(260,276)
Total lease obligations	332,817	2,546,270
Less: Current	(101,505)	(833,148)
	$231,312	$1,713,122

As of December 31, 2019, we had no additional significant operating or finance leases that had not yet commenced. Rent expense under all operating leases for the twelve months ended December 31, 2019 and 2018 was $228,881 and $251,814, respectively.